Trade and other payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Trade payables	1,861	6,715
Accrued expenses	7,145	26,358
Social security and other taxes	602	7,145
Outstanding defined contribution pension costs	177	9
	9,785	40,227

Amounts falling due after more than one year:

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Deferred transaction fee payable	6,632	5,975

Amounts falling due within one year:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Trade payables	6,715	846
Accrued expenses	26,358	1,226
Amounts due to related parties	—	56
Social security and other taxes	7,145	203
Outstanding defined contribution pension costs	9	70
	40,227	2,401

Amounts falling due after more than one year:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Deferred transaction fee payable	5,975	—